SHARE CAPITAL	12 Months Ended
Feb. 29, 2024
Share Capital
SHARE CAPITAL [Text Block]

11. SHARE CAPITAL

Authorized

Unlimited number of common shares, without par value.

Issued

During the year ended February 29, 2024:

In February 2024, the Company issued 2,900,000 common shares in connection with the vesting and conversion of 2,900,000 restricted share units.

The Company issued 26,307 common shares in connection with the exercise of 26,307 warrants with a weighted average exercise price of $1.75 for total proceeds of $46,021. As a result, the Company transferred $33,706 representing the carrying value of the exercised warrants from reserves to share capital. The Company also issued 540,600 common shares in connection with the exercise of 540,600 stock options with a weighted average exercise price of $1.47 for total proceeds of $801,908. As a result, the Company transferred $561,349 representing the carrying value of the exercised options from reserves to share capital.

During the year ended February 28, 2023:

In June 2022, the Company issued 2,250,000 common shares of the Company at a fair value of $4,635,000 in relation to the acquisition of additional concessions in Falchani Property. (Note 10)

In January 2023, the Company issued 950,000 common shares of the Company at a fair value of $4,503,000 in relation to the royalty buyback on the TLC Project. (Note 10)

In January 2023, the Company issued 200,000 common shares of the Company at a fair value of $946,000 to acquire Maran Ventures Ltd. (Note 10)

The Company issued 2,966,282 common shares in connection with the exercise of 2,966,282 warrants with a weighted average exercise price of $3.15 for total proceeds of $9,343,053. As a result, the Company transferred $4,174,948 representing the carrying value of the exercised warrants from reserves to share capital. The Company also issued 3,442,589 common shares in connection with the exercise of 3,442,589 stock options with a weighted average exercise price of $1.32 for total proceeds of $4,583,392. As a result, the Company transferred $3,132,758 representing the carrying value of the exercised options from reserves to share capital.

Stock options

The Company has established an omnibus incentive plan (the "Incentive Plan") for directors, employees, and consultants, which provides for the grant of incentive stock options. Under the Incentive Plan, the exercise price of each option is determined by the Board, based upon the market price and subject to the policies of the Exchange. The aggregate number of shares issuable pursuant to options, and other securities granted under the Incentive Plan is limited to 10% of the Company's issued shares at the time of grant. The aggregate number of options granted to any one optionee in a 12-month period is limited to 5% of the issued shares of the Company.

A summary of changes of stock options outstanding is as follows:

	Options	Weighted average
		exercise price
		$
Balance, February 28, 2022	14,339,775	2.00
Granted	1,800,000	4.10
Exercised	(3,442,589)	1.32
Cancelled/Expired	(717,970)	2.67
Balance, February 28, 2023	11,979,216	2.47
Granted	75,000	2.73
Exercised	(540,600)	1.47
Forfeited	(465,000)	3.74
Cancelled/Expired	(159,850)	3.37
Balance, February 29, 2024	10,888,766	2.46

As at February 29, 2024, the following options were outstanding and exercisable:

Number of options	Number of options
outstanding	exercisable	Exercise price	Remaining life	Expiry date
		$	(years)
166,750	166,750	2.24	0.15	23-Apr-24(1)
200,000	200,000	0.25	0.94	4-Feb-25
1,729,167	1,729,167	1.28	1.55	17-Sep-25
51,515	51,515	1.03	1.78	9-Dec-25
5,758,334	5,758,334	2.17	2.28	10-Jun-26
1,323,000	1,323,000	3.63	2.97	16-Feb-27
250,000	250,000	1.91	3.35	4-Jul-27
150,000	150,000	2.14	3.60	4-Oct-27
1,185,000	1,185,000	4.85	3.93	2-Feb-28
75,000	50,000	2.73	4.39	18-Jul-28
10,888,766	10,863,766

(1) Subsequent to February 29, 2024, the stock options expired unexercised.

During the year ended February 29, 2024, the Company recorded share-based compensation of $2,862,913 (February 28, 2023 - $6,716,937) in relation to stock options.

During the year ended February 29, 2024, the weighted average fair value of stock options granted was $2.09 per stock option (February 28, 2023 - $3.04). Weighted average assumptions used in the Black-Scholes option pricing model for stock options granted during the years ended February 29, 2024, and February 28, 2023, were as follows:

	Year ended
	February 29, 2024	February 28, 2023
Exercise price	2.73	4.10
Expected volatility	101.12%	104.40%
Risk-free interest rate	3.76%	2.96%
Forfeiture rate	4.05%	3.44%
Expected life	5 years	5 years
Dividend yield	Nil	Nil

Restricted share units

The Incentive Plan also provides for the grant restricted share units ("RSUs") to directors, officers and employees. Upon vesting, at the Company's discretion, the holder of an RSU award can receive one common share or the equivalent cash payment based on the market price of the common share on settlement date. The aggregate number of RSUs granted under the Incentive Plan, as well as any other securities granted under the Incentive Plan, is limited to 10% of the Company's issued shares at the time of grant. The aggregate number of RSUs granted to any one recipient in a 12-month period is limited to 5% of the issued shares of the Company. As of February 29, 2024, all RSUs granted are equity settled and vest over a 2-year period.

The fair value of RSUs granted during the year ended February 29, 2024 was $2.73 per RSU (February 28, 2023 - $4.36 per RSU).

During the year ended February 29, 2024, the Company recorded share-based compensation of $11,085,433 (February 28, 2023 - $5,846,246) in relation to the RSUs.

RSU transactions are summarized as follows:
Number of RSUs
Balance, February 28, 2022	2,900,000
Granted	2,795,000
Balance, February 28, 2023	5,695,000
Granted	75,000
Vested	(2,900,000)
Forfeited	(40,000)
Balance, February 29, 2024	2,830,000

A summary of changes of RSUs outstanding is as follows:

Number of RSUs	Remaining life	Vesting Date
	(years)
225,000	0.35	July 4, 2024
150,000	0.60	October 4, 2024
2,380,000	0.93	February 2, 2025
75,000	1.38	July 18, 2025
2,830,000

Performance share units

The Incentive Plan also provides for the grant of performance share units ("PSUs") to directors, officers and employees. Upon vesting, at the Company's discretion, the holder of a PSU award can receive one common share or the equivalent cash payment based on the market price of the common share on settlement date. The aggregate number of PSUs granted under the Incentive Plan, as well as any other securities granted under the Incentive Plan, is limited to 10% of the Company's issued shares at the time of grant. The aggregate number of PSUs granted to any one recipient in a 12-month period is limited to 5% of the issued shares of the Company. As of February 29, 2024, all granted PSUs are equity settled.

In February 2023, the Company issued 2,000,000 PSUs to various directors, officers, employees, and consultants of the Company. These 2,000,000 PSUs will vest upon a change of control or disposition of a controlling interest in one of the Company's core assets. These PSUs were granted with a fair value of $9,440,000 which is being recorded over an estimated life of 5 years.

During the year ended February 29, 2024, the Company recorded share-based compensation of $2,045,333 (February 28, 2023 - $nil) in relation to the PSUs.

PSU transactions are summarized as follows:

Number of PSUs
Balance, February 28, 2022	-
Granted	2,000,000
Balance, February 28, 2023 and February 29, 2024	2,000,000

Warrants

A summary of changes of warrants outstanding is as follows:

		Weighted average
	Warrants	exercise price
		$
Balance, February 28, 2022	28,792,928	3.18
Issued	82,650	3.00
Exercised	(2,966,282)	3.15
Balance, February 28, 2023	25,909,296	3.18
Issued	10,150	3.00
Exercised	(26,307)	1.75
Expired	(5,791,893)	4.00
Balance, February 29, 2024	20,101,246	2.95

Details of common share purchase warrants outstanding as at February 29, 2024 are as follows:

Number of warrants	Exercise price	Remaining life	Expiry date**
	$	(years)
2,956,250	3.00	0.16	April 29, 2024
16,507,535	3.00	0.20	May 11, 2024
398,833*	1.379	0.16	April 27, 2024
233,605*	1.379	0.20	May 12, 2024
5,023*	1.379	0.20	May 13, 2024
20,101,246

*Upon the exercise of each of these warrants, the holder will receive one common share and one-half share purchase warrant, each full warrant exercisable until May 11, 2024 at $3.00.

**Subsequent to February 29, 2024, the Company issued 3,614 common shares in connection with the exercise of 3,614 warrants. The remainder of the warrants expired unexercised.